Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Timing of Equity Awards
Grants of equity awards are within the discretion of the compensation committee of our board of directors and, beginning with the 2024 grants, are generally made to our NEOs in March of each year, approximately two weeks after our earnings are announced for the preceding quarter and full fiscal year and following the filing of our Annual Report on Form
10-K
for that year. On occasion, the compensation committee may grant equity awards outside of our annual grant cycle for new hires, promotions, recognition, retention or other purposes. We do not currently grant, and have not in recent years granted, stock options, stock appreciation rights (SARs) or other instruments with option-like features to our NEOs or other employees. Neither our board of directors nor the compensation committee took any material nonpublic information into account when determining the timing and terms of equity awards in 2025, and the Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Predetermined	true
MNPI Disclosure Timed for Compensation Value	false